NET LOSS PER COMMON SHARE - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Nov. 30, 2022
Stock Options and Nonvested Restricted Share
Antidilutive Units
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	700,000	700,000
Pre-Funded Warrants | Follow-on Offering
Antidilutive Units
Number of securities called by warrants or rights (in shares)			416,673